Section 16(a) of the Securities Exchange Act of 1934 Act, as amended (the “1934 Act”) and Section 30(h) of the 1940 Act, taken together, require the Trustees, beneficial owners of more than 10% of the Fund’s shares, the Fund’s investment adviser, and executive officers of the Fund (collectively, “Reporting Persons”) to file with the SEC reports of their ownership and changes in their ownership of the Fund’s securities. The Fund believes that each of the Reporting Persons who was a Reporting Person during the fiscal year ended October 31, 2025, has complied with applicable filing requirements, except that Select Equity Group, L.P., the Adviser of the Fund, submitted a Form 3 after its due date.